Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 26	$ 28
SIM cards	4	6
IRUs	3	3
Other	6	9
Inventory	$ 39	$ 45